Income Tax (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 9,082,000	$ 7,309,000
Net operating loss carry forwards expiration	The net operating loss carry forwards, if not utilized, will begin to expire in 2025
Net operating loss carry forwards expiration		The net operating loss carry forwards, if not utilized, will begin to expire in 2025.
Effective tax rate		21.00%	21.00%